Subsequent events	12 Months Ended
Dec. 31, 2017
Notes To Consolidated Financial Statements
Subsequent Events

22. Subsequent Events

(a)       Dividend declaration: On January 12, 2018, the Board of Directors declared a dividend of $0.50 per all classes of preferred shares, totaling $2,940, payable to all shareholders of record as of January 23, 2018, which was paid on January 30, 2018.

(b) Redemption of preferred shares: On February 20, 2018 the Company redeemed all 379,514 issued and outstanding Series B Preferred Shares. Total cash paid amounted to $9,532, comprising $9,488 of redemption price at $25.00 per share plus $44 in accrued dividends from January 30, 2018 to February 19, 2018.